THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
    -----------------------------------------------------------------------
  14 MAY, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
  ---------------------------------------------------------------------------
                  CONFIDENTIAL TREATMENT EXPIRED ON 14 MAY, 2000.
                  -----------------------------------------------


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               --------------

Check here if Amendment |X|; Amendment Number:       1
                                               --------------
This Amendment (Check only one): [ ] is a restatement.
                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     W.P. Stewart & Co., Ltd.
          ------------------------
Address:  Trinity Hall, 43 Cedar Avenue
          Hamilton HM 12, Bermuda
          -----------------------------

Form 13F File Number: 28-1432
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lisa D. Levey, Esq.
      General Counsel
      212-750-8585

Signature, Place, and Date of Signing:
     /s/ Lisa D. Levey        New York, NY             18 May, 2001
     -----------------        ------------             ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                       -------------------------------
Form 13F Information Table Entry Total: 39
                                       -------------------------------

Form 13F Information Table Value Total: $11,365,461 (thousands)
                                       -------------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F            File Number             Name

-----          28               -----------------   ---------------------------

    THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
    -----------------------------------------------------------------------
  14 MAY, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
  ---------------------------------------------------------------------------
                  CONFIDENTIAL TREATMENT EXPIRED ON 14 MAY, 2000.
                  -----------------------------------------------

                           FORM 13-F INFORMATION TABLE
                   REPORTING MANAGER: W.P. STEWART & CO., LTD.

           COLUMN 1                COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
           --------                --------      --------      --------    --------     --------   --------      --------
                                                                 VALUE                 INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP NO.     (x$1000)     SHARES     DISCRETION  MANAGERS   SOLE      SHARED  NONE
        --------------          --------------   ---------     --------     ------     ----------  --------   ----      ------  ----
 ALBERTSON'S INC                 COMMON STOCK    013104104      23,759       436,440      SOLE       NONE        436,440
 AUTOMATIC DATA PROCESSING INC   COMMON STOCK    053015103   1,146,608    27,712,589      SOLE       NONE     27,712,589
 AUTOZONE INC.                   COMMON STOCK    053332102     665,374    21,905,310      SOLE       NONE     21,905,310
 CISCO SYSTEMS INC.              COMMON STOCK    17275R102     152,203     1,389,187      SOLE       NONE      1,389,187
 COCA COLA CO.                   COMMON STOCK    191216100     257,054     4,188,250      SOLE       NONE      4,188,250
 COLGATE PALMOLIVE CO.           COMMON STOCK    194162103       2,930        31,850      SOLE       NONE         31,850
 CVS CORP.                       COMMON STOCK    126650100      93,741     1,973,500      SOLE       NONE      1,973,500
 DELL COMPUTER CORP.             COMMON STOCK    247025109       5,264       128,784      SOLE       NONE        128,784
 DOLLAR GENERAL CORP.            COMMON STOCK    256669102     894,677    26,314,019      SOLE       NONE     26,314,019
 ELI LILLY & CO                  COMMON STOCK    532457108     372,950     4,394,113      SOLE       NONE      4,394,113
 EMERSON ELECTRIC CO             COMMON STOCK    291011104         844        15,934      SOLE       NONE         15,934
 FIRST DATA CORP.                COMMON STOCK    319963104      96,067     2,247,185      SOLE       NONE      2,247,185
 GAP INC.                        COMMON STOCK    364760108      66,428       986,866      SOLE       NONE        986,866
 GATEWAY 2000 INC                COMMON STOCK    367833100      59,547       868,500      SOLE       NONE        868,500
 GENERAL ELECTRIC CO.            COMMON STOCK    369604103     643,594     5,817,802      SOLE       NONE      5,817,802
 GILLETTE INC.                   COMMON STOCK    375766102     763,341    12,842,749      SOLE       NONE     12,842,749
 HERSHEY FOODS CORP              COMMON STOCK    427866108       2,817        50,250      SOLE       NONE         50,250
 HOME DEPOT INC.                 COMMON STOCK    437076102       8,771       140,898      SOLE       NONE        140,898
 IMS HEALTH INC                  COMMON STOCK    449934108     255,472     7,712,369      SOLE       NONE      7,712,369
 INTEL CORP.                     COMMON STOCK    458140100     673,054     5,661,863      SOLE       NONE      5,661,863
 JOHNSON & JOHNSON               COMMON STOCK    478160104     506,576     5,417,922      SOLE       NONE      5,417,922
 MARRIOTT INTERNATIONAL INC      COMMON STOCK    571903202     164,711     4,898,472      SOLE       NONE      4,898,472
 MATTEL INC.                     COMMON STOCK    577081102      10,206       409,250      SOLE       NONE        409,250
 MCDONALDS CORP.                 COMMON STOCK    580135101     735,123    16,223,412      SOLE       NONE     16,223,412
 MEDTRONIC INC.                  COMMON STOCK    585055106         736        10,234      SOLE       NONE         10,234
 MERCK & CO., INC.               COMMON STOCK    589331107     413,862     5,165,204      SOLE       NONE      5,165,204
 MICROSOFT CORP.                 COMMON STOCK    594918104     323,305     3,607,307      SOLE       NONE      3,607,307
 NORTHERN TRUST CORP.            COMMON STOCK    665859104     188,307     2,120,276      SOLE       NONE      2,120,276
 PEPSICO INC.                    COMMON STOCK    713448108       4,650       118,665      SOLE       NONE        118,665
 PFIZER INC.                     COMMON STOCK    717081103     536,931     3,869,772      SOLE       NONE      3,869,772
 PROCTER & GAMBLE CO.            COMMON STOCK    742718109     606,584     6,193,582      SOLE       NONE      6,193,582
 SERVICEMASTER CO (THE)          COMMON STOCK    81760N109      94,414     4,648,080      SOLE       NONE      4,648,080
 STATE STREET CORP.              COMMON STOCK    857477103     459,215     5,583,164      SOLE       NONE      5,583,164
 STRYKER CORP.                   COMMON STOCK    863667101     493,739     9,789,116      SOLE       NONE      9,789,116
 SYSCO CORP.                     COMMON STOCK    871829107      94,152     3,578,235      SOLE       NONE      3,578,235
 WALGREEN CO.                    COMMON STOCK    931422109      80,042     2,833,348      SOLE       NONE      2,833,348
 WALMART STORES INC.             COMMON STOCK    931142103      18,908       205,099      SOLE       NONE        205,099
 WALT DISNEY CO HOLDING CO       COMMON STOCK    254687106     179,504     5,767,203      SOLE       NONE      5,767,203
 WM WRIGLEY JR. CO.              COMMON STOCK    982526105     270,001     2,985,503      SOLE       NONE      2,985,503

                                                           $11,365,461   208,242,302